Neuberger&Berman Advisers Management Trust

                                Joint Prospectus

                 Supplement to the Prospectus dated May 1, 1997



         The following replaces the text under the heading "SUMMARY - The Neuberger&Berman Investment Approach" on page 5 of the Prospectus:

         While each Portfolio has its own investment objective, policies, and limitations, each Portfolio is managed using one of two basic investment approaches - value or growth.

         A value-oriented portfolio manager buys stocks that are selling for less than their perceived market value. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

         Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio - that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets). A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when N&B Management believes they have reached their potential.

         While a value approach concentrates on securities that are undervalued in relation to their fundamental economic values, a growth approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.

         In general, AMT Partners Investment places a greater emphasis on a value-oriented investment approach. AMT Growth Investments and AMT Balanced Investments (equity portion) place a greater emphasis on a growth-oriented investment approach, and these Series are therefore willing to invest in securities with prices that have higher multiples of earnings than securities purchased by the other Series, but generally buy companies that have higher earnings growth rates.

         AMT International Investments uses an investment process that includes a combination of country selection and individual security selection primarily based on a value-oriented investment approach.



         The following replaces the text under the heading, "INVESTMENT PROGRAMS
- AMT Growth Investments" on pages 18-19 of the Prospectus:

         The investment objective of AMT Growth Investments and its corresponding Portfolio is to seek capital appreciation without regard to income. The investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         AMT Growth Investments can invest in securities of small-, medium-, and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. The portfolio managers currently intend to focus primarily on the securities of medium-capitalization companies. The portfolio managers do not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         The  Series  uses  a  growth-oriented  investment  approach.  When  N&B
Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than other Series. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Series also diversifies its investments among companies and industries.

         The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Investments in smaller and medium sized companies may present greater opportunities for capital appreciation, but may involve greater risks and share price volatility than investment in securities of larger capitalization companies. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange. As a result, such companies may be subject to more abrupt or erratic market movements than larger, more established companies, and any such movements may be reflected in the Series' and Portfolio's net asset value. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.



         The information set forth on page 28 of the Prospectus which shows the performance record of Felix Rovelli prior to his joining the Neuberger&Berman organization is no longer relevant.



         The following replaces the seventh, ninth and eleventh paragraphs under the heading "MANAGEMENT AND ADMINISTRATION - Investment Manager, Administrator, Sub-Adviser and Distributor" on page 35 of the Prospectus:

         AMT Government Income Investments--Michael J. Hanratty. Mr. Hanratty has been primarily responsible for AMT Government Income Investments since July 1997. Mr. Hanratty has been a member of the Fixed Income Group since March 1993, where he served as senior trader and portfolio manager, and an Assistant Vice President of N&B Management since July 1997. Prior to 1993, Mr. Hanratty received a Masters in Business Administration from New York University and was a senior quantitative analyst for another investment firm.

         AMT International Investments--Felix Rovelli, manager of the Series, is on a leave of absence attending to a personal matter. Valerie Chang, an Assistant Vice President of N&B Management and an assistant portfolio manager for the Series from December 1996 until June 1997, has been responsible for the management of the Series since June 1997. Ms. Chang served in the investment banking division of Salomon Brothers and Morgan Stanley & Co., Inc. from 1993 until 1995 and as a senior securities analyst for TIAA/CREF from 1995 until December 1996.

         AMT Growth Investments and   AMT   Balanced    Investments    (equity
portion)--Jennifer K. Silver and Brooke A. Cobb are co-managers of the Series. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Both Ms. Silver and Mr. Cobb have had responsibility for AMT Growth Investments and AMT Balanced Investments (equity portion) since July 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Previously, Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.



         This Supplement supersedes the Supplements dated June 3, 1997 and July 15, 1997.



                                 The date of this Supplement is July 31, 1997.

                   Neuberger&Berman Advisers Management Trust

                          Balanced Portfolio Prospectus

                 Supplement to the Prospectus dated May 1, 1997



         The following replaces the text under the heading "SUMMARY - The Neuberger&Berman Investment Approach":

                  AMT Balanced Investments (equity portion) is managed using a growth-oriented investment approach. This approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate. The Series is therefore willing to invest in securities with prices that have higher multiples of earnings than securities purchased by the other Series, but generally buys companies that have higher earnings growth rates.



         The following replaces the text under the heading,  "INVESTMENT PROGRAM
- AMT Balanced Investments":

         The investment objective of AMT Balanced Investments and its corresponding Portfolio is long term capital growth and reasonable current income without undue risk to principal. The investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         N&B Management anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common and preferred stocks and the remaining assets will be invested in investment grade debt securities. However, depending on N&B Management's views regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed income securities.

         N&B Management has analyzed the total return performance and volatility over the last 37 years of the Standard & Poor's "500" Composite Stock Price Index ("S&P 500"), an unmanaged average widely considered as representative of general stock market performance. It has compared the performance and volatility of the S&P "500" to that of several model balanced portfolios, each consisting of a different fixed allocation of the S&P "500" and U.S. Treasury Notes having maturities of 2 years. The comparison reveals that the model balanced portfolio in which 60% was allocated to the S&P "500" (with the remaining 40% in 2-year U.S. Treasury Notes) was able to achieve 87.3% of the performance of the S&P "500," with only 63.3% of the volatility. Those model balanced portfolios in which 70% and 50% were allocated to the S&P "500" were able to achieve 90.7% and 83.6%, respectively, of the performance of the S&P "500," with only 72.8% and 54.6% of the volatility, respectively. While the underlying securities in the model balanced portfolios are not identical to the anticipated investments by AMT Balanced Investments and represent past performance, N&B Management believes that the results of its analysis show the potential benefits of a balanced investment approach. A chart setting forth the study appears as Appendix A to this Prospectus.

         In the equity securities portion of its portfolio, AMT Balanced Investments can invest in securities of small-, medium-, and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. The portfolio managers currently intend to focus primarily on the securities of medium-capitalization companies. The portfolio managers do not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         The  Series  uses  a  growth-oriented  investment  approach.  When  N&B
Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than other Series. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Series also diversifies its investments among companies and industries.

         The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Investments in smaller and medium sized companies may present greater opportunities for capital appreciation, but may involve greater risks and share price volatility than investment in securities of larger capitalization companies. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange. As a result, such companies may be subject to more abrupt or erratic market movements than larger, more established companies, and any such movements may be reflected in the Series' and Portfolio's net asset value. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.

         In the debt securities portion of its investments, AMT Balanced Investments will invest in a diversified portfolio primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"). Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.



                  AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. The Series will invest in debt securities rated no lower than B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. The Series may invest up to 5% of the debt securities portion of its investments, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may engage in lending portfolio securities. The Series' dollar-weighted average portfolio duration may range up to four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. For more information on lower rated securities, see "Ratings of Debt Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.



         The  following   replaces  the  fifth   paragraph   under  the  heading
"MANAGEMENT AND ADMINISTRATION - Investment Manager, Administrator, Sub-Adviser and Distributor":

         Jennifer K. Silver and Brooke A. Cobb are primarily responsible for the day-to-day management of the equity securities portion of AMT Balanced Investments. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Both Ms. Silver and Mr. Cobb have had responsibility for AMT Growth Investments and AMT Balanced Investments (equity portion) since July 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Previously, Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.



         This Supplement supersedes the Supplement dated July 15, 1997.



                                 The date of this Supplement is July 31, 1997.

                   Neuberger&Berman Advisers Management Trust

                           Growth Portfolio Prospectus

                 Supplement to the Prospectus dated May 1, 1997



         The following replaces the text under the heading "SUMMARY - The Neuberger&Berman Investment Approach" on page ____ of the Prospectus:

         AMT Growth Investments is managed using a growth-oriented investment approach. A growth approach seeks stocks of companies that are projected to grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate. The Series is therefore willing to invest in securities with prices that have higher multiples of earnings than securities purchased by the other Series, but generally buys companies that have higher earnings growth rates.



         The following replaces the text under the heading,  "INVESTMENT PROGRAM
    - AMT Growth Investments" on page ____ of the Prospectus:

         The investment objective of AMT Growth Investments and its corresponding Portfolio is to seek capital appreciation without regard to income. The investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         AMT Growth Investments can invest in securities of small-, medium-, and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. The portfolio managers currently intend to focus primarily on the securities of medium-capitalization companies. The portfolio managers do not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         The  Series  uses  a  growth-oriented  investment  approach.  When  N&B
Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than other Series. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Series also diversifies its investments among companies and industries.

         The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Investments in smaller and medium sized companies may present greater opportunities for capital appreciation, but may involve greater risks and share price volatility than investment in securities of larger capitalization companies. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange. As a result, such companies may be subject to more abrupt or erratic market movements than larger, more established companies, and any such movements may be reflected in the Series' and Portfolio's net asset value Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.



         The  following   replaces  the  third   paragraph   under  the  heading
"MANAGEMENT AND ADMINISTRATION - Investment Manager, Administrator, Sub-Adviser and Distributor" on page ____ of the Prospectus:

        Jennifer K. Silver and Brooke A. Cobb are primarily responsible for the day-to-day management of AMT Growth Investments. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Both Ms. Silver and Mr. Cobb have had responsibility for AMT Growth Investments and AMT Balanced Investments (equity portion) since July 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Previously, Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.



         This Supplement supersedes the Supplement dated July 15, 1997.



                                 The date of this  Supplement  is July 31, 1997.

                   Neuberger&Berman Advisers Management Trust

                     Government Income Portfolio Prospectus

                 Supplement to the Prospectus dated May 1, 1997


         The  following   replaces  the  fourth   paragraph  under  the  heading
"MANAGEMENT AND ADMINISTRATION Investment Manager, Administrator, Sub-Adviser and Distributor" on page 16 of the Prospectus:

         Michael J. Hanratty and Mr. Giuliano are primarily responsible for the day-to-day management of AMT Government Income Investments. Mr. Hanratty has been primarily responsible for AMT Government Income Investments since July 1997. Mr. Hanratty has been a member of the Fixed Income Group since March 1993, where he served as senior trader and portfolio manager, and an Assistant Vice President of N&B Management since July 1997. Prior to 1993, Mr. Hanratty received a Masters in Business Administration from New York University and was a senior quantitative analyst for another investment firm.



                                  The date of this  Supplement is July 31, 1997.

                   Neuberger&Berman Advisers Management Trust

     Supplement to the Statement of Additional Information dated May 1, 1997


         The following replaces the third section under the heading "INVESTMENT INFORMATION-Discussions With Portfolio Managers":

         AMT Growth Investments; AMT Balanced Investments (equity portion)

                  AMT Growth Investments' objective is capital appreciation, without regard to income. The Series differs from other Series in its willingness to invest in stocks with price/earnings or price-to-cash-flow ratios that are higher relative to those of the general market but that are reasonable relative to the company's earnings growth rates. The Series is comprised of what the portfolio co-managers believe are stocks of financially sound companies with a special market capability, management strength and experience, a competitive advantage or a product that makes them particularly attractive over the long term.

                  AMT Growth Investments' co-managers view value on both a relative and an absolute basis, so the Series may buy stocks with somewhat above-market historical growth rates. The Series steers clear of popular growth stocks selling at extremely high prices.

         In the equity portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Growth Investments.



         The following replaces the section on Banking and Savings Institution Securities under the heading "INVESTMENT INFORMATION - Additional Investment Information":

                  Banking and Savings Institution Securities. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments and AMT Balanced Investments). Each of these Series may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated; and bankers' acceptances are time drafts on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Series invests typically are not covered by deposit insurance.

                  AMT Liquid Asset Investments may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on Neuberger&Berman's approved list, and (3) in the case of a foreign bank or institution, the securities are, in Neuberger&Berman's opinion, of an investment quality comparable with other debt securities that may be purchased by the Series. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.



         This Supplement supersedes the Supplement dated June 26, 1997.



                                 The date of this Supplement is July 31, 1997.